POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 22, 2009 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED NOVEMBER 16, 2009 OF:

PowerShares Build America Bond Portfolio

H. Bruce Bond has resigned from his position as President of the PowerShares Exchange-Traded Fund Trust II (the “Trust”).   Mr. Bond will continue to serve as Chairman of the Board of Trustees and as a Trustee of the Trust.  Effective December 17, 2009, Andrew Schlossberg was appointed as President of the Trust and Benjamin Fulton and David Warren were appointed as Vice Presidents of the Trust.

The following information hereby replaces in its entirety the biographical information for Mr. Bond contained on page 11 of this Statement of Additional Information (“SAI”):

Name, Address and Age of Management Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Family Overseen by Management Trustee	Other Directorships Held by Management Trustee

H. Bruce Bond (46) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2006	Chairman, Invesco PowerShares Capital Management LLC (December 2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (August 2002-December 2009); Manager, Nuveen Investments (April 1998-August 2002)	101	None

The following biographical information relating to Messrs. Schlossberg, Fulton and Warren is hereby added to the list of officers beginning on page 11 of this SAI:

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years

Andrew Schlossberg (35) Invesco Aim Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009

Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (January 2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company’s North American Institutional and Retirement divisions (July 2002-December 2007)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009

Executive Vice President - Global Product Development, Invesco PowerShares Capital Management LLC (January 2005-Present); formerly, principle of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (October 2003-January 2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (October 2001-October 2003); Managing Director of Structured Investments at Nuveen Investments (May 1998-September 2001)

David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009

Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (January 2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (August 2000-December 2006)

Please Retain This Supplement For Future Reference

P-BAB-SOAI-STK-1 12/22/09

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 22, 2009 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED FEBRUARY 27, 2009 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced NFA Global Asset Portfolio

PowerShares Autonomic Growth NFA Global Asset Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares High Yield Corporate Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

H. Bruce Bond has resigned from his position as President of the PowerShares Exchange-Traded Fund Trust II (the “Trust”).   Mr. Bond will continue to serve as Chairman of the Board of Trustees and as a Trustee of the Trust.  Effective December 17, 2009, Andrew Schlossberg was appointed as President of the Trust and Benjamin Fulton and David Warren were appointed as Vice Presidents of the Trust.

The following information hereby replaces in its entirety the biographical information for Mr. Bond contained on page 33 of this Statement of Additional Information (“SAI”):

Name, Address and Age of Management Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Family Overseen by Management Trustee	Other Directorships Held by Management Trustee

H. Bruce Bond (46) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2006	Chairman, Invesco PowerShares Capital Management LLC (December 2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (August 2002-December 2009); Manager, Nuveen Investments (April 1998-August 2002)	101	None

The following biographical information relating to Messrs. Schlossberg, Fulton and Warren is hereby added to the list of officers beginning on page 34 of this SAI:

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years

Andrew Schlossberg (35) Invesco Aim Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009

Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (January 2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company’s North American Institutional and Retirement divisions (July 2002-December 2007)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009

Executive Vice President - Global Product Development, Invesco PowerShares Capital Management LLC(January 2005-Present); formerly, principle of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (October 2003-January 2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (October 2001-October 2003); Managing Director of Structured Investments at Nuveen Investments (May 1998-September 2001)

David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009

Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (January 2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (August 2000-December 2006)

Please Retain This Supplement For Future Reference

P-PS-SOAI-STK-3 12/22/09

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 22, 2009 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED FEBRUARY 27, 2009 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Japan Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Biotech Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Progressive Transportation Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares MENA Frontier Countries Portfolio

H. Bruce Bond has resigned from his position as President of the PowerShares Exchange-Traded Fund Trust II (the “Trust”).   Mr. Bond will continue to serve as Chairman of the Board of Trustees and as a Trustee of the Trust.  Effective December 17, 2009, Andrew Schlossberg was appointed as President of the Trust and Benjamin Fulton and David Warren were appointed as Vice Presidents of the Trust.

The following information hereby replaces in its entirety the biographical information for Mr. Bond contained on page 13 of this Statement of Additional Information (“SAI”):

Name, Address and Age of Management Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Family Overseen by Management Trustee	Other Directorships Held by Management Trustee

H. Bruce Bond (46) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2006	Chairman, Invesco PowerShares Capital Management LLC (December 2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (August 2002-December 2009); Manager, Nuveen Investments (April 1998-August 2002)	101	None

The following biographical information relating to Messrs. Schlossberg, Fulton and Warren is hereby added to the list of officers beginning on page 13 of this SAI:

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years

Andrew Schlossberg (35) Invesco Aim Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009

Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (January 2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company’s North American Institutional and Retirement divisions (July 2002-December 2007)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009

Executive Vice President - Global Product Development, Invesco PowerShares Capital Management LLC (January 2005-Present); formerly, principle of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (October 2003-January 2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (October 2001-October 2003); Managing Director of Structured Investments at Nuveen Investments (May 1998-September 2001)

David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009

Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (January 2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (August 2000-December 2006)

Please Retain This Supplement For Future Reference

P-PS-SOAI-STK-2 12/22/09